November 10, 2010

VIA EDGAR

Tom Kluck

Branch Chief

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pennsylvania Real Estate Investment Trust
Registration Statement on Form S-3 and Pre-Effective Amendment No. 1 on Form S-3/A
Filed September 20, 2010 and November 1, 2010
File No. 333-169488

Dear Mr. Kluck:

Pennsylvania Real Estate Investment Trust (the “Company”) has considered carefully the comments in your letter dated November 8, 2010 regarding the Registration Statement on Form S-3 filed by the Company on September 20, 2010 and Pre-Effective Amendment No. 1 on Form S-3/A filed by the Company on November 1, 2010. On behalf of the Company, I respectfully provide the Company’s responses to your comments below. For your convenience, the text of each of your comments is reproduced before each response. The Company has also filed a second pre-effective amendment to the Registration Statement incorporating the revisions described below.

General

Comment:

1.	Please file as an exhibit an updated auditor’s consent.

Response:

The second amendment to the Registration Statement filed by the Company includes an updated auditor’s consent.

Tom Kluck

November 10, 2010

2.	We note that the signing officer on behalf of the registration statement is signed pursuant to a power of attorney. Please file a certified copy of the resolution of the registrant’s board of trustees authorizing such signature. See Item 601(b)(24) of Regulation S-K.

Response:

The second amendment to the Registration Statement filed by the Company is signed by an officer of the Company without reliance on a power of attorney.

If you have any questions about the Company’s response to your comments or require further explanation, please do not hesitate to contact Bruce Goldman, the Company’s General Counsel, at (215) 875-0780 or the Company’s outside counsel, Robert Juelke of Drinker Biddle & Reath LLP at (215) 988-2759.

Sincerely,

/s/ Edward A. Glickman
Edward A. Glickman
President and Chief Operating Officer

cc:	Sandra B. Hunter (Securities and Exchange Commission)
Robert McCadden (PREIT)
Jonathan Bell (PREIT)
Bruce Goldman, Esq. (PREIT)
Daniel A. Pliskin, Esq. (PREIT)
Howard Blum, Esq. (Drinker Biddle & Reath LLP)
Robert Juelke, Esq. (Drinker Biddle & Reath LLP)